Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	As of	As of
	December 31, 2016	December 31, 2015
Trade accounts receivable	$21,035,940	$14,825,914
Less: allowances for doubtful accounts	(120,806)	(100,884)
Accounts receivable, net	$20,915,134	$14,725,030